Loans Receivable - EMX Term Loan (Details) $ in Millions, $ in Millions				6 Months Ended
	Aug. 09, 2024 USD ($)	Dec. 18, 2023 USD ($)	Dec. 18, 2023 CAD ($)	Jun. 30, 2024 USD ($)	Jun. 19, 2024 USD ($)
Disclosure of financial assets [line items]
Amount advances		$ 18.7	$ 25.0	$ 83.5
Loans receivable
Disclosure of financial assets [line items]
Amount advances				0.0
EMX Term Loan | Loans receivable
Disclosure of financial assets [line items]
Notional amount					$ 35.0
Principal amount					$ 10.0
Amount advances				$ 0.0
EMX Term Loan | Loans receivable | Funding term loan
Disclosure of financial assets [line items]
Amount funded of the total funding commitment	$ 35.0
Funded amount as percentage of principal amount	1.00%
EMX Term Loan | Loans receivable | Bottom
Disclosure of financial assets [line items]
Applicable margin					3.00%
EMX Term Loan | Loans receivable | Top
Disclosure of financial assets [line items]
Applicable margin					4.25%